DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)								6 Months Ended	12 Months Ended
	Dec. 14, 2022	Sep. 02, 2022 USD ($) shares	Mar. 28, 2022 USD ($) $ / shares shares	Oct. 04, 2021 USD ($) $ / shares shares	Mar. 16, 2021 $ / shares shares	Jan. 05, 2021 $ / shares shares	Jan. 04, 2021 item	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Jun. 29, 2023 $ / shares	Jul. 20, 2022 USD ($)	Jul. 14, 2022 USD ($)	Mar. 28, 2022 EUR (€)
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Condition for future business combination number of businesses minimum | item							1
Sale of units, net of underwriting discounts (in shares)								13,020,000	13,020,000
Purchase price, per unit | $ / shares								$ 10.00	$ 10.00
Number of shares no longer subject to forfeiture								656,250	656,250
Proceeds from issuance of units | $								$ 130,200,000	$ 130,200,000
Proceeds from issuance of private placement warrants | $										$ 10,000,000
Underwriting commissions | $												$ 2,465,312	$ 4,578,438
Deferred underwriting fee payable | $										6,693,750
Other offering costs | $								$ 13,158,021	$ 13,158,021
Payments for investment of cash in trust account | $										205,275,000
Condition for future business combination use of proceeds percentage								80	80
Condition for future business combination threshold percentage ownership								50	50
Maximum allowed dissolution expenses | $								$ 100,000	$ 100,000
Obligation to redeem public shares if entity does not complete a business combination (as a percent)								100.00%	100.00%
Cash | $								$ 51,409	$ 160,940	953,329
Working capital deficit | $								6,999,802	5,942,600
Issuance costs | $										$ 548,505
Working capital loans | $								$ 0	$ 0
Business Combination Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Amount in excess of gross proceeds | $			$ 100,000,000
Closing share valuation | $		$ 500,000,000
Minimum closing cash consideration after transaction expenses and redemptions | $			$ 12,500,000
Founder Shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sponsor forfeited common stock					1,618,434
Issuance of Class B common stock to Sponsor (in shares)					1,618,434
Purchase price | $ / shares					$ 0.006			$ 8.54	$ 8.54
Common stock, conversion basis									1
PubCo | Business Combination Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Minimum percentage of redemption on outstanding shares of common stock for issuing additional cash consideration			85.00%
Maximum percentage of redemption on outstanding shares of common stock for issuing deferred cash consideration			85.00%
Deferred share consideration			12,254,902
Earnout consideration			10,000,000
Novibet
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Shares converted			1
Komisium Limited | Business Combination Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Minimum percentage of redemption on outstanding shares of common stock for issuing additional cash consideration		85.00%
Maximum percentage of redemption on outstanding shares of common stock for issuing deferred cash consideration		85.00%
Maximum percentage pf shares to be transferred	10.00%		30.00%
Maximum amount of divided to be paid | €														€ 3,579,625
Komisium Limited | PubCo | Business Combination Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Closing cash consideration | $			$ 50,000,000
Closing share consideration | $			$ 500,000,000
Price per share | $ / shares			$ 10.20
Initial Share Premium | $			$ 598,000
Deferred share consideration			12,254,902
Number of shares to be retained			65,000
Number of shares issuable		12,254,902
Class B common stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares						$ 0.006
Number of shares no longer subject to forfeiture					5,031,250
Issuance of Class B common stock to Sponsor (in shares)					5,031,250	25,000
Common stock, par value (in dollars per share) | $ / shares								0.0001	$ 0.0001	$ 0.0001
Class B common stock | Founder Shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sponsor forfeited common stock				1,618,434
Purchase price | $ / shares				$ 0.006
Class A common stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares in a unit				1
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001				0.0001	0.0001	$ 0.0001
PubCo Ordinary Share
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Shares converted in to the rights of the holder			1
Conversion of shares exercisable			1
Anchor Investor Warrants | Class B common stock | Founder Shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Issuance of Class B common stock to Sponsor (in shares)				1,618,434
Purchase price | $ / shares				$ 0.006
Public Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price | $ / shares								9.20	$ 9.20
Public Warrants | Class A common stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants in a unit				0.5
Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price | $ / shares								$ 0.035			$ 0.105
Issuance costs | $								$ 25,000	$ 25,000
Sponsor | Founder Shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Issuance of Class B common stock to Sponsor (in shares)				1,618,434	1,618,434	4,312,500
Sponsor | Class B common stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sponsor forfeited common stock				1,618,434
Issuance of Class B common stock to Sponsor (in shares)						4,312,500
Common stock, par value (in dollars per share) | $ / shares						$ 0.0001
Sponsor | Class A common stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Issuance of Class B common stock to Sponsor (in shares)						4,312,500
Sponsor | Anchor Investor Warrants | Class B common stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Issuance of Class B common stock to Sponsor (in shares)				1,618,434
Purchase price | $ / shares				$ 0.006
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares)				20,125,000
Purchase price, per unit | $ / shares				$ 10.20
Proceeds from issuance initial public offering | $				$ 201,250,000
Transaction costs | $				25,559,771
Underwriting fees | $				3,825,000
Underwriting commissions | $				7,043,750				7,043,750	7,043,750
Other offering costs | $				894,595				$ 1,154,518	$ 1,154,518
Offering cost related to founder shares | $				13,796,426
Offering cost related to equity | $				13,158,021
Offering cost | $				638,405
Payments for investment of cash in trust account | $				$ 205,275,000
Threshold percentage of public shares subject to redemption without company's prior written consent								15.00%	15.00%
Issuance costs | $								$ 25,559,771	$ 25,559,771
Initial Public Offering | Founder Shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares)					20,125,000
Percentage of founder shares issued and outstanding					20.00%
Initial Public Offering | Public Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares in a unit				1
Number of warrants in a unit				0.50
Number of shares per warrant				1
Initial Public Offering | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares)								2,732,500	2,732,500
Purchase price, per unit | $ / shares								$ 10.00	$ 10.00
Proceeds from issuance of units | $								$ 27,325,000	$ 27,325,000
Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of private placement warrants (in shares)				8,000,000				8,000,000
Price of warrant | $ / shares				$ 1.00				$ 1.00
Proceeds from issuance of private placement warrants | $				$ 8,000,000				$ 8,000,000
Private Placement | Anchor Investor Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of private placement warrants (in shares)				2,000,000
Price of warrant | $ / shares				$ 1.00				$ 1.00
Proceeds from issuance of private placement warrants | $				$ 2,000,000
Private Placement | Sponsor | Anchor Investor Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of private placement warrants (in shares)								2,000,000	2,000,000
Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares)				2,625,000
Purchase price, per unit | $ / shares				$ 10.00
Over-allotment option | Anchor Investor Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Proceeds from issuance of private placement warrants | $				$ 2,000,000				$ 2,000,000